Nuveen Variable Rate Preferred & Income Fund
Portfolio of Investments April 30, 2022
(Unaudited)
NPFD
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 157.2%  (63.5% of Total Investments)
X 528,361,869 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 100.2% (63.5% of Total Investments)
X 528,361,869
Automobiles - 4.0% (2.5% of Total Investments)
$ 12,331 General Motors Financial Co Inc 5.750% N/A (3) BB+ $ 11,344,643
10,000 General Motors Financial Co Inc 5.700% N/A (3) BB+ 9,762,500
Total Automobiles 21,107,143
Banks - 42.5% (26.9% of Total Investments)
2,219 Bank of America Corp 6.100% N/A (3) BBB+ 2,242,422
5,000 Bank of America Corp 6.500% N/A (3) BBB+ 5,096,900
7,810 Bank of America Corp 6.250% N/A (3) BBB+ 7,906,063
3,000 Bank of America Corp 6.300% N/A (3) BBB+ 3,067,500
10,000 Bank of America Corp 4.375% N/A (3) BBB+ 8,850,000
2,875 Citigroup Inc 6.250% N/A (3) BBB- 2,873,189
8,000 Citigroup Inc 5.000% N/A (3) BBB- 7,570,000
3,375 Citigroup Inc 5.950% N/A (3) BBB- 3,299,062
23,995 Citigroup Inc (4) 6.300% N/A (3) BBB- 23,725,056
2,377 Citigroup Inc 4.150% N/A (3) BBB- 2,102,694
4,860 Citizens Financial Group Inc 4.000% N/A (3) BB+ 4,313,250
2,500 Citizens Financial Group Inc 6.375% N/A (3) BB+ 2,418,750
5,095 Fifth Third Bancorp 4.500% N/A (3) Baa3 4,941,727
5,600 First Citizens BancShares Inc/NC 5.800% N/A (3) N/R 5,601,400
2,700 Goldman Sachs Group Inc/The (4) 3.800% N/A (3) BBB- 2,375,957
5,190 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (3) BBB 7,577,400
9,000 Huntington Bancshares Inc/OH 5.625% N/A (3) Baa3 8,972,730
8,130 JPMorgan Chase & Co 5.000% N/A (3) BBB+ 7,704,801
4,245 JPMorgan Chase & Co 3.650% N/A (3) BBB+ 3,809,887
16,250 JPMorgan Chase & Co (4) 6.750% N/A (3) BBB+ 16,535,756
5,000 JPMorgan Chase & Co 6.100% N/A (3) BBB+ 5,010,500
4,789 KeyCorp 5.000% N/A (3) Baa3 4,579,242
2,020 M&T Bank Corp 3.500% N/A (3) Baa2 1,696,826
6,000 M&T Bank Corp 5.125% N/A (3) Baa2 5,895,000
2,825 PNC Financial Services Group Inc/The 6.000% N/A (3) Baa2 2,817,938
4,134 PNC Financial Services Group Inc/The 5.000% N/A (3) Baa2 3,968,640
2,800 PNC Financial Services Group Inc/The 3.400% N/A (3) Baa2 2,408,000
2,820 Regions Financial Corp 5.750% N/A (3) Baa3 2,876,400
4,000 SVB Financial Group 4.000% N/A (3) Baa2 3,478,800
4,470 SVB Financial Group 4.700% N/A (3) Baa2 3,657,086
14,368 Truist Financial Corp (4) 4.800% N/A (3) Baa2 13,688,394
8,195 Truist Financial Corp 5.100% N/A (3) Baa2 8,164,269
2,970 Truist Financial Corp (4) 5.050% N/A (3) Baa2 2,828,925
9,429 Wells Fargo & Co (4) 5.875% N/A (3) Baa2 9,499,717
4,000 Wells Fargo & Co 5.900% N/A (3) Baa2 3,915,000
19,208 Wells Fargo & Co 3.900% N/A (3) Baa2 17,526,340
1,200 Zions Bancorp NA 7.200% N/A (3) BB+ 1,234,800
Total Banks 224,230,421
Capital Markets - 7.1% (4.5% of Total Investments)
2,405 Bank of New York Mellon Corp/The 4.700% N/A (3) Baa1 2,398,987
3,000 Charles Schwab Corp/The 4.000% N/A (3) BBB 2,720,250
11,373 Charles Schwab Corp/The 5.375% N/A (3) BBB 11,459,094
9,200 Goldman Sachs Group Inc/The 4.125% N/A (3) BBB- 8,250,753
7,045 Goldman Sachs Group Inc/The (4) 5.500% N/A (3) BBB- 7,050,566
5,890 Goldman Sachs Group Inc/The (4) 5.300% N/A (3) BBB- 5,812,664
Total Capital Markets 37,692,314

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

NPFD
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Communications Equipment - 0.6% (0.4% of Total Investments)
$ 3,520 Vodafone Group PLC 4.125% 6/04/81 BB+ $ 3,041,526
Total Communications Equipment 3,041,526
Consumer Finance - 4.1% (2.6% of Total Investments)
4,200 Ally Financial Inc 4.700% N/A (3) Ba2 3,615,402
5,500 Ally Financial Inc 4.700% N/A (3) Ba2 4,749,250
3,785 American Express Co 3.550% N/A (3) Baa2 3,260,210
4,705 Capital One Financial Corp 3.950% N/A (3) Baa3 4,081,588
2,745 Discover Financial Services 6.125% N/A (3) Ba2 2,793,037
3,690 Discover Financial Services 5.500% N/A (3) Ba2 3,324,247
Total Consumer Finance 21,823,734
Diversified Financial Services - 2.5% (1.6% of Total Investments)
3,000 Capital Farm Credit ACA, 144A 5.000% N/A (3) BB 2,715,000
6,310 Equitable Holdings Inc 4.950% N/A (3) BBB- 6,297,378
4,352 Voya Financial Inc 6.125% N/A (3) BBB- 4,330,240
Total Diversified Financial Services 13,342,618
Electric Utilities - 5.1% (3.2% of Total Investments)
2,600 American Electric Power Co Inc 3.875% 2/15/62 BBB 2,329,710
4,530 Edison International 5.000% N/A (3) BB+ 4,100,209
1,445 Edison International 5.375% N/A (3) BB+ 1,332,767
2,000 Electricite de France SA, 144A 5.250% N/A (3) BBB- 1,980,000
14,093 Emera Inc (4) 6.750% 6/15/76 BB+ 14,286,779
3,000 Southern Co/The 4.000% 1/15/51 BBB- 2,850,480
Total Electric Utilities 26,879,945
Independent Power Producers & Energy Traders - 1.4% (0.9% of Total Investments)
2,685 AES Andes SA, 144A 7.125% 3/26/79 BB 2,604,477
1,700 AES Andes SA, 144A 6.350% 10/07/79 BB 1,632,017
2,215 Vistra Corp, 144A 7.000% N/A (3) Ba3 2,154,088
1,025 Vistra Corp, 144A 8.000% N/A (3) Ba3 1,031,406
Total Independent Power Producers & Energy Traders 7,421,988
Industrial Conglomerates - 2.3% (1.4% of Total Investments)
12,700 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (5)
4.156% N/A (3) BBB- 11,999,849
Total Industrial Conglomerates 11,999,849
Insurance - 14.5% (9.2% of Total Investments)
2,595 Aegon NV 5.500% 4/11/48 Baa1 2,657,565
2,750 American International Group Inc 5.750% 4/01/48 BBB- 2,659,360
3,516 Assurant Inc 7.000% 3/27/48 BB+ 3,630,129
3,000 Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 BBB+ 3,034,500
3,050 AXIS Specialty Finance LLC (4) 4.900% 1/15/40 BBB 2,836,500
1,000 Enstar Finance LLC 5.750% 9/01/40 BB+ 983,614
7,115 Enstar Finance LLC 5.500% 1/15/42 BB+ 6,616,950
1,530 Legal & General Group PLC 5.250% 3/21/47 A3 1,528,088
10,345 Markel Corp (4) 6.000% N/A (3) BBB- 10,577,763
8,000 MetLife Inc 5.875% N/A (3) BBB 7,910,918
1,395 Prudential Financial Inc 5.125% 3/01/52 BBB+ 1,356,637
945 Prudential Financial Inc 3.700% 10/01/50 BBB+ 827,603
1,600 QBE Insurance Group Ltd, 144A 5.875% N/A (3) Baa2 1,608,000
3,875 QBE Insurance Group Ltd 6.750% 12/02/44 BBB 4,004,580
9,205 QBE Insurance Group Ltd, 144A (4) 7.500% 11/24/43 Baa1 9,561,946
14,500 SBL Holdings Inc, 144A 7.000% N/A (3) BB 13,013,750
3,915 SBL Holdings Inc, 144A 6.500% N/A (3) BB 3,435,413
Total Insurance 76,243,316

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
Media - 0.4% (0.3% of Total Investments)
$ 2,235 Paramount Global 6.375% 3/30/62 Baa3 $ 2,166,084
Total Media 2,166,084
Multi-Utilities - 4.2% (2.6% of Total Investments)
6,115 Algonquin Power & Utilities Corp (4) 4.750% 1/18/82 BB+ 5,591,984
8,050 CenterPoint Energy Inc 6.125% N/A (3) BBB- 7,745,871
2,500 CMS Energy Corp (4) 4.750% 6/01/50 BBB- 2,400,000
3,400 Sempra Energy 4.125% 4/01/52 BBB- 2,987,926
3,210 Sempra Energy 4.875% N/A (3) BBB- 3,161,850
Total Multi-Utilities 21,887,631
Oil, Gas & Consumable Fuels - 5.3% (3.4% of Total Investments)
3,000 Enbridge Inc 6.000% 1/15/77 BBB- 3,013,715
13,546 Enbridge Inc (4) 5.500% 7/15/77 BBB- 12,975,869
5,345 Energy Transfer LP (4) 6.500% N/A (3) BB 5,078,338
2,730 MPLX LP 6.875% N/A (3) BB+ 2,672,670
2,325 Transcanada Trust 5.600% 3/07/82 BBB 2,249,438
2,000 Transcanada Trust 5.500% 9/15/79 BBB 1,925,000
Total Oil, Gas & Consumable Fuels 27,915,030
Trading Companies & Distributors - 5.0% (3.2% of Total Investments)
3,200 AerCap Global Aviation Trust, 144A (4) 6.500% 6/15/45 BB+ 3,104,000
16,900 AerCap Holdings NV 5.875% 10/10/79 BB+ 15,843,750
4,841 Air Lease Corp 4.650% N/A (3) BB+ 4,356,900
3,673 ILFC E-Capital Trust I, 144A 4.050% 12/21/65 B+ 2,864,940
Total Trading Companies & Distributors 26,169,590
U.S. Agency - 0.0% (0.0% of Total Investments)
50 Farm Credit Bank of Texas, 144A 5.700% N/A (3) Baa1 52,000
50 Farm Credit Bank of Texas, 144A 6.200% N/A (3) BBB+ 52,500
Total U.S. Agency 104,500
Wireless Telecommunication Services - 1.2% (0.8% of Total Investments)
6,000 Vodafone Group PLC 7.000% 4/04/79 BB+ 6,336,180
Total Wireless Telecommunication Services 6,336,180
Total $1,000 Par (or similar) Institutional Preferred (cost $580,406,384) 528,361,869
Principal
Amount (000) Description (1) ,(6) Coupon Maturity Ratings (2) Value
X 155,498,764 CONTINGENT CAPITAL SECURITIES - 29.5% (18.7% of Total Investments)
X 155,498,764
Banks - 21.2% (13.4% of Total Investments)
$ 1,000 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (3) Baa2 $ 1,047,500
3,200 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (3) Ba2 3,100,000
2,200 Banco Bilbao Vizcaya Argentaria SA (4) 6.125% N/A (3) Ba2 2,043,250
1,595 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.625% N/A (3) Ba2 1,579,050
715 Banco Mercantil del Norte SA/Grand Cayman, 144A 7.500% N/A (3) Ba2 685,363
3,000 Banco Santander SA 4.750% N/A (3) Ba1 2,649,956
4,000 Banco Santander SA 7.500% N/A (3) Ba1 4,027,600
3,800 Barclays PLC 6.125% N/A (3) BBB- 3,726,356
9,588 Barclays PLC 7.750% N/A (3) BBB- 9,671,895
1,910 Barclays PLC 4.375% N/A (3) BBB- 1,592,462
2,089 BNP Paribas SA, 144A 7.000% N/A (3) BBB 2,151,670
7,265 BNP Paribas SA, 144A 6.625% N/A (3) BBB 7,318,314
2,465 Credit Agricole SA, 144A 7.875% N/A (3) BBB 2,526,625
5,800 Credit Agricole SA, 144A 8.125% N/A (3) BBB 6,235,000
1,350 Danske Bank A/S 4.375% N/A (3) BBB- 1,218,375

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

NPFD
Principal
Amount (000) Description (1),(6) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 2,700 Danske Bank A/S 7.000% N/A (3) BBB- $ 2,682,482
6,650 HSBC Holdings PLC (4) 6.000% N/A (3) BBB 6,384,000
8,000 HSBC Holdings PLC 6.375% N/A (3) BBB 8,034,240
2,150 HSBC Holdings PLC 6.375% N/A (3) BBB 2,142,475
8,441 ING Groep NV, Reg S 6.750% N/A (3) BBB 8,483,205
1,098 Intesa Sanpaolo SpA, 144A 7.700% N/A (3) BB- 1,106,235
2,000 Lloyds Banking Group PLC 7.500% N/A (3) Baa3 2,040,000
9,185 Lloyds Banking Group PLC 6.750% N/A (3) Baa3 9,251,132
1,500 Macquarie Bank Ltd/London, 144A 6.125% N/A (3) BB+ 1,444,500
7,000 NatWest Group PLC 8.000% N/A (3) BBB- 7,367,500
2,100 Nordea Bank Abp, 144A 6.625% N/A (3) BBB+ 2,126,250
5,000 Societe Generale SA, 144A 8.000% N/A (3) BB 5,211,500
1,500 Societe Generale SA, 144A 4.750% N/A (3) BB+ 1,329,952
1,700 Standard Chartered PLC, 144A 7.750% N/A (3) BBB- 1,742,959
1,080 Standard Chartered PLC, 144A 6.000% N/A (3) BBB- 1,073,250
1,455 UniCredit SpA, Reg S 8.000% N/A (3) BB- 1,466,218
111,536 Total Banks 111,459,314
Capital Markets - 8.3% (5.3% of Total Investments)
2,100 Credit Suisse Group AG, 144A (4) 7.500% N/A (3) BB+ 2,101,449
5,850 Credit Suisse Group AG, 144A 6.375% N/A (3) BB+ 5,507,132
10,904 Credit Suisse Group AG, 144A (4) 7.500% N/A (3) BB+ 10,798,231
6,800 Deutsche Bank AG 6.000% N/A (3) BB- 6,324,000
6,600 UBS Group AG, 144A (4) 4.875% N/A (3) BBB 6,039,000
12,305 UBS Group AG 6.875% N/A (3) BBB 12,458,813
420 UBS Group AG, 144A 7.000% N/A (3) BBB 426,825
400 UBS Group AG 5.125% N/A (3) BBB 384,000
45,379 Total Capital Markets 44,039,450
Total Contingent Capital Securities (cost $170,236,137) 155,498,764
Shares Description (1) Coupon Ratings (2) Value
X 145,194,977 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 27.5% (17.4% of Total Investments)
X 145,194,977
Banks - 5.7% (3.6% of Total Investments)
38,600 CoBank ACB (7) 6.200% BBB+ $ 4,014,400
14,431 CoBank ACB (7) 6.250% BBB+ 1,450,315
121,601 Fifth Third Bancorp 6.625% Baa3 3,148,250
62,700 KeyCorp 6.125% Baa3 1,674,717
208,766 PNC Financial Services Group Inc/The 6.125% Baa2 5,242,114
168,058 Regions Financial Corp 6.375% Baa3 4,319,091
163,723 Regions Financial Corp 5.700% Baa3 3,970,283
136,600 Synovus Financial Corp 5.875% BB- 3,492,862
99,600 Wintrust Financial Corp 6.875% BB 2,648,364
Total Banks 29,960,396
Capital Markets - 4.4% (2.8% of Total Investments)
51,400 Goldman Sachs Group Inc/The 5.500% BB+ 1,307,616
166,500 Morgan Stanley 7.125% Baa3 4,350,645
122,400 Morgan Stanley 6.875% Baa3 3,182,400
122,800 Morgan Stanley 6.375% Baa3 3,196,484
433,584 Morgan Stanley 5.850% Baa3 10,939,324
Total Capital Markets 22,976,469
Diversified Financial Services - 1.8% (1.2% of Total Investments)
31,750 AgriBank FCB (7) 6.875% BBB+ 3,317,875
261,000 Voya Financial Inc 5.350% BBB- 6,433,650
Total Diversified Financial Services 9,751,525

Investments in Derivatives
Shares   Description (1) Coupon Ratings (2) Value
Food Products - 2.4% (1.5% of Total Investments)
157,200 CHS Inc 6.750% N/R $ 4,162,656
315,300 CHS Inc 7.100% N/R 8,339,685
300 (8) Dairy Farmers of America Inc (7),(9) 7.875% BB+ 30,225
Total Food Products 12,532,566
Insurance - 7.6% (4.8% of Total Investments)
180,150 American Equity Investment Life Holding Co 6.625% BB 4,664,083
310,550 American Equity Investment Life Holding Co 5.950% BB 7,667,480
340,200 Aspen Insurance Holdings Ltd 5.950% BB+ 8,331,498
166,250 Athene Holding Ltd 6.375% BBB 4,385,675
194,775 Athene Holding Ltd 6.350% BBB 4,957,024
131,900 Enstar Group Ltd 7.000% BB+ 3,389,830
188,600 Reinsurance Group of America Inc 5.750% BBB+ 4,877,196
77,800 Reinsurance Group of America Inc 6.200% BBB+ 1,977,676
Total Insurance 40,250,462
Multi-Utilities - 0.1% (0.1% of Total Investments)
31,600 NiSource Inc 6.500% BBB- 826,972
Total Multi-Utilities 826,972
Oil, Gas & Consumable Fuels - 2.9% (1.8% of Total Investments)
51,100 Energy Transfer LP 7.600% BB 1,236,620
176,668 NuStar Energy LP 7.592% B2 4,240,032
271,200 NuStar Energy LP 7.625% B2 5,819,952
154,289 NuStar Logistics LP 8.020% B 3,901,969
Total Oil, Gas & Consumable Fuels 15,198,573
Thrifts & Mortgage Finance - 1.8% (1.1% of Total Investments)
126,356 Federal Agricultural Mortgage Corp 6.000% N/R 3,323,163
243,300 New York Community Bancorp Inc 6.375% Ba2 6,257,676
Total Thrifts & Mortgage Finance 9,580,839
Trading Companies & Distributors - 0.8% (0.5% of Total Investments)
164,687 Air Lease Corp 6.150% BB+ 4,117,175
Total Trading Companies & Distributors 4,117,175
Total $25 Par (or similar) Retail Preferred (cost $157,458,187) 145,194,977
Total Long-Term Investments (cost $908,100,708) 829,055,610
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.7% (0.4% of Total Investments)
X 3,682,615 REPURCHASE AGREEMENTS - 0.7% (0.4% of Total Investments)
X 3,682,615
$ 3,683 Repurchase Agreement with Fixed Income Clearing
Corporation,
dated 4/30/22, repurchase price $3,682,615,
collateralized by $4,130,500, U.S. Treasury Bond,
2.500%, due 5/14/46, value $3,756,289
0.000% 5/02/22 $ 3,682,615
Total Short-Term Investments (cost $3,682,615) 3,682,615
Total Investments (cost $ 911,783,323 ) - 157 .9% 832,738,225
Borrowings - (38.6)% (10),(11) (203,600,000)
Reverse Repurchase Agreements, including accrued interest - (20.5)%(12) (108,162,733)
Other Assets Less Liabilities - 1.2% (13) 6,250,984
Net Assets Applicable to Common Shares - 100% $ 527,226,476

Nuveen Variable Rate Preferred & Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

NPFD
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Variation
Margin
Receivable/
(Payable)
U.S. Treasury 5-Year Note (515) 6/22 $ (59,576,332) $ (58,026,016) $ 1,550,316 $ 88,516
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 528,361,869 $ – $ 528,361,869
Contingent Capital Securities – 155,498,764 – 155,498,764
$25 Par (or similar) Retail Preferred 136,382,162 8,812,815 – 145,194,977
Short-Term Investments:
Repurchase Agreements – 3,682,615 – 3,682,615
Investments in Derivatives:
Futures Contracts* 1,550,316 – – 1,550,316
Total
$ 137,932,478 $ 696,356,063 $ – $ 834,288,541
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Perpetual security. Maturity date is not applicable.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $141,015,727 have been pledged as collateral for reverse repurchase agreements.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Principal Amount (000) rounds to less than $1,000.

(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Borrowings as a percentage of Total investments is 24.4%.
(11) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $382,345,262 have been pledged as collateral for borrowings.
(12) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 13.0%.
(13) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.